Note 12 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 134,803	$ 139,592
Non-controlling interest share of earnings	20,236	20,085
Non-controlling interest redemption increment (note 12)	22,583	3,521
Distributions paid to RNCI	(20,797)	(16,495)
Balance	145,489	134,803
Non-controlling Interest Share of Earnings [Member]
Non-controlling interest share of earnings	16,497	15,943
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 12)	22,583	3,521
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(12,870)	(14,428)
Non-controlling Interest Purchase of Interests from NCI Net [Member]
Purchases of interests from RNCI, net	(31,782)	(9,825)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 16,258